Income Taxes - Significant Components of Deferred Income Tax Assets (Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	$ (64)	$ (51)
Net deferred tax liabilities	(290)	(345)
Gross carrying amount | Net operating loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	530	469
Gross carrying amount | Future decommissioning and restoration costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	183	140
Gross carrying amount | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(651)	(717)
Gross carrying amount | Risk management assets and liabilities, net
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(53)	(107)
Gross carrying amount | Employee future benefits and compensation plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	53	62
Gross carrying amount | Interest deductible in future periods
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	17	22
Gross carrying amount | Foreign exchange differences on US-denominated debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	16	31
Gross carrying amount | Other deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(5)	2
Accumulated impairment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	90	(98)
Unrecognized deferred income tax assets	$ (380)	$ (247)